SHARE OPTIONS - Details of Share Options Granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional disclosures
Share-based compensation expense	$ 405	$ 1,865	$ 2,317
2008 Plan | Share options
Options Number
Outstanding (in shares)	619,650	890,500
Exercisable (in shares)	507,525
Expected to vest (in shares)	10,045
Weighted-average exercise price per option
Outstanding (in dollars per share)	$ 1.61	$ 1.83
Exercisable (in dollars per share)	1.66
Expected to vest (in dollars per share)	$ 1.41
Weighted-average remaining contractual life (years)
Outstanding	4 years 7 months 13 days
Exercisable	3 years 10 months 13 days
Expected to vest	8 years 4 days
Aggregate intrinsic value
Outstanding (in dollars)	$ 62
Exercisable (in dollars)	56
Expected to vest (in dollars)	1
Additional disclosures
Total intrinsic value of options exercised	$ 270	$ 324	$ 26
Weighted average grant date fair value of options (in dollars per share)	$ 0.50	$ 0.70	$ 0.83
Share-based compensation expense	$ 21	$ 97	$ 102
Unrecognized compensation cost	$ 276
Weighted-average period of recognition of unrecognized compensation cost	6 months 11 days